Leases - Summary of Amounts Recognised in Income Statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of leases [Abstract]
Amortisation expense on right of use assets	$ 21	$ 0	$ 0
Interest expense on lease liabilities	6
Expenses on short term leases	49
Expenses on variable lease payments not included in the lease liabilities	116
Expenses on leases of low value assets	$ 1